UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21042
Morgan Stanley Small-Mid Special Value
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: April 30, 2010
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Small-Mid Special Value Fund*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (94.2%)
	Aerospace & Defense (7.4%)
116,700	AAR Corp. (a)	$2,703,939
224,400	AerCap Holdings NV (Netherlands) (a)	1,963,500
14,300	Goodrich Corp.	885,313
45,900	Spirit Aerosystems Holdings, Inc. (Class A) (a)	984,555

		6,537,307

	Beverages (1.7%)
35,200	Molson Coors Brewing Co. (Class B)	1,478,400

	Chemicals (0.2%)
4,700	Cytec Industries, Inc.	175,357

	Commercial Services & Supplies (1.2%)
45,600	Brink’s Co. (The)	1,066,128

	Computers & Peripherals (1.9%)
59,100	Teradata Corp. (a)	1,653,027

	Construction & Engineering (1.6%)
52,800	Aecom Technology Corp. (a)	1,424,016

	Containers & Packaging (2.8%)
109,800	Pactiv Corp. (a)	2,475,990

	Diversified Telecommunication Services (2.3%)
59,600	CenturyTel, Inc.	2,026,996

	Electric Utilities (1.4%)
109,800	NV Energy, Inc.	1,264,896

	Energy Equipment & Services (1.8%)
34,979	Exterran Holdings, Inc. (a)	709,374
39,660	Superior Energy Services, Inc. (a)	910,990

		1,620,364

	Food Products (4.5%)
93,200	ConAgra Foods, Inc.	2,119,368
65,253	Corn Products International, Inc.	1,854,490

		3,973,858

	Gas Utilities (2.0%)
71,700	UGI Corp.	1,757,367

	Health Care Providers & Services (1.3%)
71,000	PharMerica Corp. (a)	1,155,880

	Hotels, Restaurants & Leisure (3.1%)
67,600	AFC Enterprises, Inc. (a)	554,320
473,800	Wendy’s/Arby’s Group, Inc. (Class A)	2,184,218

		2,738,538

	Information Technology Services (14.0%)
76,800	Acxiom Corp. (a)	1,181,184
72,600	Amdocs Ltd. (Guernsey) (a)	2,075,634
79,500	Broadridge Financial Solutions, Inc.	1,726,740
43,500	Computer Sciences Corp. (a)	2,231,550
71,440	MAXIMUS, Inc.	3,419,119
97,500	SAIC, Inc. (a)	1,787,175

		12,421,402

	Insurance (11.9%)
24,200	Arch Capital Group Ltd. (Bermuda) (a)	1,731,268
43,400	Axis Capital Holdings Ltd. (Bermuda)	1,249,920
484,700	Conseco, Inc. (a)	2,307,172
70,943	Hanover Insurance Group, Inc.	3,009,402
46,000	Reinsurance Group of America, Inc.	2,241,120

		10,538,882

	Internet Software & Services (1.5%)
56,500	AOL, Inc. (a)	1,354,305

	Life Sciences Tools & Services (3.2%)
84,400	PerkinElmer, Inc.	1,699,816

Morgan Stanley Small-Mid Special Value Fund*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

48,500	Pharmaceutical Product Development, Inc.	$1,132,960

		2,832,776

	Machinery (3.5%)
34,400	Snap-On, Inc.	1,406,272
33,200	Stanley Works (The)	1,701,500

		3,107,772

	Media (4.6%)
355,900	Interpublic Group of Cos., Inc. (a)	2,299,114
40,600	Scripps Networks Interactive, Inc. (Class A)	1,733,620

		4,032,734

	Multi-Utilities (2.1%)
124,100	CMS Energy Corp.	1,882,597

	Office Electronics (1.1%)
38,000	Zebra Technologies Corp. (Class A) (a)	991,800

	Oil, Gas & Consumable Fuels (2.0%)
39,800	Pioneer Natural Resources Co.	1,750,404

	Personal Products (1.5%)
30,100	NBTY, Inc. (a)	1,340,353

	Pharmaceuticals (4.2%)
108,900	Mylan, Inc. (a)	1,985,247
40,100	Perrigo Co.	1,775,628

		3,760,875

	Professional Services (1.9%)
61,000	Verisk Analytics, Inc. (Class A) (a)	1,715,320

	Real Estate Investment Trusts (REITs) (3.2%)
40,600	Plum Creek Timber Co., Inc.	1,468,502
44,600	Potlatch Corp.	1,369,220

		2,837,722

	Software (4.0%)
41,000	BMC Software, Inc. (a)	1,584,240
60,300	Check Point Software Technologies Ltd. (Israel) (a)	1,928,394

		3,512,634

	Thrifts & Mortgage Finance (2.3%)
158,000	TFS Financial Corp.	2,031,880

	Total Common Stocks (Cost $69,205,109)	83,459,580

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Convertible Bond (1.0%)
	Medical-Biomedical/Genetics (1.0%)
$810	Invitrogen Corp. (Cost $724,652)	1.50%	02/15/24	904,162

NUMBER OF
SHARES (000)
	Short-Term Investment (4.1%)
	Investment Company (b)
3,583	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $3,582,698)			3,582,698

	Total Investments (Cost $73,512,459) (c)	99.3%		87,946,440
	Other Assets in Excess of Liabilities	0.7		621,614

	Net Assets	100.0%		$88,568,054

(a)	Non-income producing security.

Morgan Stanley Small-Mid Special Value Fund*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Small-Mid Special Value Fund*
Notes to the Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
     • Level 1 — unadjusted quoted prices in active markets for identical investments
     • Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     • Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Common Stocks
Aerospace & Defense	$6,537,307	$6,537,307	—	—
Beverages	1,478,400	1,478,400	—	—
Chemicals	175,357	175,357	—	—
Commercial Services & Supplies	1,066,128	1,066,128	—	—
Computers & Peripherals	1,653,027	1,653,027	—	—
Construction & Engineering	1,424,016	1,424,016	—	—
Containers & Packaging	2,475,990	2,475,990	—	—
Diversified Telecommunication Services	2,026,996	2,026,996	—	—
Electric Utilities	1,264,896	1,264,896	—	—
Energy Equipment & Services	1,620,364	1,620,364	—	—
Food Products	3,973,858	3,973,858	—	—
Gas Utilities	1,757,367	1,757,367	—	—
Health Care Providers & Services	1,155,880	1,155,880	—	—
Hotels, Restaurants & Leisure	2,738,538	2,738,538	—	—
Information Technology Services	12,421,402	12,421,402	—	—
Insurance	10,538,882	10,538,882	—	—
Internet Software & Services	1,354,305	1,354,305	—	—
Life Sciences Tools & Services	2,832,776	2,832,776	—	—
Machinery	3,107,772	3,107,772	—	—
Media	4,032,734	4,032,734	—	—
Multi-Utilities	1,882,597	1,882,597	—	—
Office Electronics	991,800	991,800	—	—

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Oil, Gas & Consumable Fuels	1,750,404	1,750,404	—	—
Personal Products	1,340,353	1,340,353	—	—
Pharmaceuticals	3,760,875	3,760,875	—	—
Professional Services	1,715,320	1,715,320	—	—
Real Estate Investment Trusts (REITs)	2,837,722	2,837,722	—	—
Software	3,512,634	3,512,634	—	—
Thrifts & Mortgage Finance	2,031,880	2,031,880	—	—

Total Common Stocks	83,459,580	83,459,580	—	—

Convertible Bond	904,162	—	$904,162	—
Short-Term Investment — Investment Company	3,582,698	3,582,698	—	—

Total	$87,946,440	$87,042,278	$904,162	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*    Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Small-Mid Special Value
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010